SCHEDULE OF OTHER INCOME (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Interest income	$ 369,956	$ 52,917	$ 680,446	$ 93,373
Income in connection to the LR Agreements (defined below)	9,844,894		9,844,894
Other	622,879		622,919	6,137
Total	$ 10,837,729	$ 52,917	$ 11,148,259	$ 99,510
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Interest income					$ 300,189	$ 94,130	$ 87,923
Other					7,633	5,997	63,468
Total					$ 307,822	$ 100,127	$ 151,391